Investments in Securities (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities at Cost and Fair Value
The cost and fair value of marketable securities are as follows:

	December 31, 2023
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury bills	$60,801	$131	$—	$60,932
Municipal bonds	9,543	148	(404)	9,287
Corporate/government bonds	477	29	—	506
Other bonds	478	27	—	505

	$71,299	$335	$(404)	$71,230

	December 31, 2022

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury bills	$59,764	$319	$—	$60,083
Municipal bonds	9,205	40	(838)	8,407
Corporate/government bonds	477	—	—	477
Other bonds	478	3	—	481

	$69,924	$362	$(838)	$69,448